LIABILITY IN RESPECT OF CAPITAL LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum lease payments, First year	$ 480
Minimum lease payments, Second year until fifth year	941
Minimum lease payments, Total	1,421
Interest, First year	41
Interest, Second year until fifth year	38
Interest, Total	79
Present value of minimum lease payment, First year	439
Present value of minimum lease payment, Second year until fifth year	903
Present value of minimum lease payment, Total	$ 1,342